UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

Cash Management Fund
Cash Management Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2011, the Fund owned approximately 11% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 8.3%
ANZ National International Ltd., 144A, 3.25%, 4/2/2012	49,000,000	49,672,579
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	35,000,000	35,948,270
Bank of Nova Scotia, 0.23%, 11/8/2011	12,000,000	12,000,000
Commonwealth Bank of Australia, 144A, 2.4%, 1/12/2012	43,132,000	43,370,456
DnB NOR Bank ASA, 0.2%, 11/7/2011	250,000,000	250,000,000
International Finance Corp., 3.0%, 11/15/2011	15,000,000	15,047,809
Mizuho Corporate Bank Ltd., 0.32%, 12/15/2011	30,000,000	30,000,000
National Australia Bank Ltd.:
0.265%, 12/13/2011	100,000,000	100,001,012
0.265%, 12/14/2011	60,000,000	59,999,993
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	44,700,000	44,868,004
Nordea Bank Finland PLC:
0.2%, 10/11/2011	100,000,000	100,000,000
0.205%, 10/5/2011	155,000,000	155,000,000
0.24%, 12/9/2011	23,000,000	22,996,908
0.31%, 12/8/2011	50,000,000	50,000,000
Rabobank Nederland NV, 0.43%, 3/2/2012	160,000,000	160,000,000
Royal Bank of Scotland NV, 0.39%, 12/1/2011	80,000,000	80,000,000
Royal Bank of Scotland PLC, 144A, 3.0%, 12/9/2011	100,000,000	100,486,500
Skandinaviska Enskilda Banken AB:
0.25%, 10/14/2011	62,000,000	62,000,000
0.29%, 10/28/2011	123,800,000	123,800,000
0.3%, 11/10/2011	46,500,000	46,500,000
Sumitomo Mitsui Banking Corp., 0.21%, 10/3/2011	50,000,000	50,000,000
Svenska Handelsbanken AB:
0.2%, 10/14/2011	116,000,000	115,999,790
0.205%, 10/6/2011	96,000,000	96,000,067
0.32%, 12/14/2011	30,000,000	30,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,833,691,388)		1,833,691,388
Commercial Paper 25.7%
Issued at Discount **
Amsterdam Funding Corp., 144A, 0.26%, 10/19/2011	94,000,000	93,987,780
Argento Variable Funding:
144A, 0.25%, 10/7/2011	94,000,000	93,996,083
144A, 0.28%, 10/3/2011	65,000,000	64,998,989
Bank of Nova Scotia, 0.255%, 10/13/2011	10,000,000	9,999,150
Barclays Bank PLC:
0.25%, 10/5/2011	135,000,000	134,996,250
0.35%, 12/1/2011	150,000,000	149,911,042
0.37%, 12/9/2011	37,500,000	37,473,406
0.52%, 2/27/2012	33,500,000	33,427,901
BHP Billiton Finance U.S.A. Ltd., 144A, 0.14%, 11/15/2011	20,000,000	19,996,500
BNZ International Funding Ltd., 144A, 0.22%, 10/5/2011	54,700,000	54,698,663
Colgate Palmolive Co., 0.06%, 10/5/2011	27,000,000	26,999,820
DnB NOR Bank ASA:
0.21%, 10/3/2011	125,000,000	124,998,542
0.3%, 11/29/2011	50,000,000	49,975,417
0.3%, 12/12/2011	60,700,000	60,663,580

Erste Abwicklungsanstalt:
0.24%, 10/5/2011	50,000,000	49,998,667
0.33%, 11/8/2011	70,000,000	69,975,617
0.35%, 1/30/2012	20,000,000	19,976,472
0.36%, 1/30/2012	50,000,000	49,939,500
0.37%, 1/9/2012	50,000,000	49,948,611
0.37%, 1/17/2012	50,000,000	49,944,500
0.39%, 2/16/2012	50,000,000	49,925,250
0.4%, 3/14/2012	35,000,000	34,935,833
0.45%, 11/30/2011	21,000,000	20,984,250
General Electric Capital Corp.:
0.25%, 12/30/2011	86,200,000	86,146,125
0.3%, 2/22/2012	17,000,000	16,979,600
General Electric Capital Services, Inc.:
0.19%, 11/15/2011	50,000,000	49,988,125
0.25%, 12/30/2011	50,000,000	49,968,750
0.26%, 12/15/2011	50,000,000	49,972,917
0.27%, 10/17/2011	25,000,000	24,997,000
0.3%, 2/13/2012	75,000,000	74,915,625
Gotham Funding Corp., 144A, 0.24%, 10/11/2011	75,000,000	74,995,000
Grampian Funding LLC:
144A, 0.22%, 10/3/2011	100,000,000	99,998,778
144A, 0.22%, 10/11/2011	200,000,000	199,987,778
144A, 0.26%, 10/24/2011	76,485,000	76,472,295
144A, 0.28%, 11/4/2011	40,000,000	39,989,422
Hannover Funding Co., LLC, 0.55%, 11/14/2011	80,000,000	79,946,222
Johnson & Johnson:
144A, 0.04%, 10/6/2011	75,000,000	74,999,583
144A, 0.04%, 10/28/2011	50,000,000	49,998,500
144A, 0.08%, 12/16/2011	100,000,000	99,983,111
144A, 0.15%, 3/7/2012	33,175,000	33,153,160
144A, 0.22%, 10/4/2011	500,000	499,991
Kells Funding LLC:
144A, 0.29%, 1/12/2012	125,000,000	124,896,285
144A, 0.3%, 10/13/2011	67,500,000	67,493,250
144A, 0.3%, 1/26/2012	25,000,000	24,975,625
144A, 0.35%, 2/17/2012	43,100,000	43,041,755
144A, 0.37%, 3/19/2012	25,700,000	25,655,096
144A, 0.37%, 4/10/2012	80,000,000	79,842,133
144A, 0.38%, 4/17/2012	25,000,000	24,947,486
144A, 0.48%, 1/19/2012	57,014,000	56,930,380
Merck & Co., Inc., 0.08%, 10/6/2011	5,150,000	5,149,943
National Australia Funding (Delaware), Inc., 144A, 0.175%, 10/3/2011	49,250,000	49,249,521
New York Life Capital Corp.:
144A, 0.14%, 11/7/2011	25,000,000	24,996,403
144A, 0.14%, 11/14/2011	16,100,000	16,097,245
144A, 0.17%, 12/15/2011	80,000,000	79,971,667
144A, 0.18%, 12/12/2011	90,000,000	89,967,600
Nordea North America, Inc., 0.06%, 10/25/2011	14,620,000	14,619,415
NRW.Bank:
0.23%, 11/14/2011	45,000,000	44,987,350
0.235%, 10/6/2011	86,000,000	85,997,193
0.24%, 10/12/2011	68,000,000	67,995,013
0.24%, 11/1/2011	162,500,000	162,466,417
0.25%, 11/8/2011	300,000,000	299,920,833
0.4%, 12/2/2011	100,000,000	99,931,111
PepsiCo, Inc.:
0.08%, 11/14/2011	16,700,000	16,698,367
0.08%, 11/21/2011	30,000,000	29,996,600
0.08%, 12/5/2011	25,000,000	24,996,389
0.08%, 12/9/2011	18,935,000	18,932,097
0.11%, 10/7/2011	99,500,000	99,498,176
Procter & Gamble International Funding SCA, 144A, 0.08%, 11/23/2011	25,000,000	24,997,056
Proctor & Gamble Co.:
0.1%, 10/19/2011	50,000,000	49,997,500
0.12%, 10/4/2011	9,200,000	9,199,908
0.12%, 10/11/2011	20,000,000	19,999,333
0.12%, 10/14/2011	35,000,000	34,998,483
0.14%, 12/16/2011	50,000,000	49,985,222
Rabobank U.S.A. Financial Corp.:
0.34%, 10/11/2011	65,000,000	64,993,861
0.4%, 2/8/2012	19,250,000	19,222,194
Salisbury Receivables Co., LLC, 144A, 0.23%, 10/18/2011	37,000,000	36,995,981
SBAB Bank AB:
144A, 0.3%, 10/6/2011	130,000,000	129,994,583
144A, 0.32%, 11/1/2011	23,000,000	22,993,662
144A, 0.41%, 12/5/2011	45,000,000	44,966,688
144A, 0.41%, 12/6/2011	27,000,000	26,979,705
144A, 0.41%, 12/8/2011	98,000,000	97,924,105
Shell International Finance BV, 0.07%, 10/24/2011	26,150,000	26,148,831
Standard Chartered Bank, 0.35%, 12/7/2011	135,750,000	135,661,574
Sumitomo Mitsui Banking Corp., 0.22%, 10/6/2011	57,000,000	56,998,258
Swedbank AB:
0.27%, 10/6/2011	200,000,000	199,992,500
0.4%, 11/15/2011	20,000,000	19,990,000
0.5%, 12/13/2011	34,800,000	34,764,717
Sydney Capital Corp.:
144A, 0.35%, 11/10/2011	30,000,000	29,988,333
144A, 0.37%, 12/12/2011	87,000,000	86,935,620
Tasman Funding, Inc., 144A, 0.28%, 10/13/2011	27,008,000	27,005,479
Texas Instruments, Inc.:
0.15%, 11/7/2011	43,000,000	42,993,371
0.15%, 11/14/2011	65,000,000	64,988,083
UOB Funding LLC, 0.42%, 10/13/2011	45,000,000	44,993,700
Victory Receivables Corp., 144A, 0.25%, 10/21/2011	91,745,000	91,732,258
Westpac Banking Corp., 0.31%, 11/7/2011	3,700,000	3,698,821

Total Commercial Paper (Cost $5,713,136,981)		5,713,136,981
Government & Agency Obligations 6.1%
Foreign Government Obligations 0.4%
Kingdom of Denmark, 2.75%, 11/15/2011	88,200,000	88,450,352
Other Government Related (a) 0.4%
European Investment Bank, 0.14%, 10/12/2011	78,500,000	78,496,642
Morgan Stanley, FDIC Guaranteed, 3.25%, 12/1/2011	7,000,000	7,037,099

		85,533,741
U.S. Government Sponsored Agencies 3.6%
Federal Farm Credit Bank:
0.202% *, 11/2/2011	60,000,000	59,999,737
0.248% **, 10/20/2011	39,000,000	38,994,648
0.316% **, 12/16/2011	10,000,000	9,993,244
Federal Home Loan Bank:
0.13%, 1/23/2012	11,000,000	10,998,869
0.13%, 2/24/2012	28,225,000	28,223,498
0.13%, 5/15/2012	26,500,000	26,491,326
0.16%, 4/30/2012	103,320,000	103,301,720
0.186% *, 10/6/2011	40,000,000	40,000,580
0.25%, 10/28/2011	42,000,000	41,999,743
0.26%, 11/23/2011	28,000,000	27,998,618
0.26%, 11/29/2011	27,055,000	27,054,418
0.27%, 7/6/2012	20,600,000	20,600,157
Federal Home Loan Mortgage Corp.:
0.089% **, 12/20/2011	25,000,000	24,995,000
0.089% **, 12/21/2011	65,000,000	64,986,838
0.099% **, 2/23/2012	50,000,000	49,979,861
0.119% **, 1/11/2012	25,000,000	24,991,500
0.126% **, 10/24/2011	35,000,000	34,997,093
Federal National Mortgage Association:
0.079% **, 12/12/2011	85,000,000	84,986,400
0.099% **, 12/2/2011	37,500,000	37,493,542
0.139% **, 2/17/2012	11,500,000	11,493,784
0.149% **, 3/1/2012	20,000,000	19,987,333
0.188% **, 1/3/2012	20,000,000	19,990,078

		809,557,987
U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
0.005% **, 1/26/2012	503,000	502,992
0.045% **, 12/8/2011	1,656,000	1,655,859
0.05% **, 11/17/2011	3,499,000	3,498,772
0.05% **, 11/25/2011	45,000,000	44,996,562
0.115% **, 10/13/2011	10,496,000	10,495,598
U.S. Treasury Notes:
0.625%, 7/31/2012	214,805,000	215,652,914
4.5%, 11/30/2011	34,500,000	34,736,773
4.75%, 5/31/2012	53,000,000	54,604,860

		366,144,330

Total Government & Agency Obligations (Cost $1,349,686,410)		1,349,686,410
Short-Term Notes * 14.5%
Australia & New Zealand Banking Group Ltd., 144A, 0.32%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.18%, 11/4/2011	135,000,000	135,000,000
0.39%, 3/13/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.294%, 10/24/2012	40,000,000	40,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	315,000,000	314,977,392
Canadian Imperial Bank of Commerce:
0.306%, 10/11/2011	15,000,000	15,000,166
0.314%, 4/26/2012	200,000,000	200,000,000
Commonwealth Bank of Australia:
144A, 0.289%, 4/30/2012	40,000,000	40,000,000
144A, 0.325%, 2/3/2012	135,000,000	135,000,000
JPMorgan Chase Bank NA, 0.366%, 10/9/2012	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.303%, 4/16/2012	150,000,000	150,000,000
144A, 0.311%, 5/4/2012	125,000,000	125,000,000
144A, 0.321%, 2/27/2012	56,000,000	56,000,000
144A, 0.326%, 1/9/2012	64,000,000	63,998,565
144A, 0.329%, 1/19/2012	27,000,000	27,000,000
144A, 0.364%, 2/24/2012	147,500,000	147,500,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	140,000,000	140,000,000
Nordea Bank Finland PLC:
0.507%, 2/3/2012	35,000,000	35,024,457
0.737%, 9/13/2012	70,000,000	70,162,049
Rabobank Nederland NV:
0.29%, 5/16/2012	50,000,000	50,000,000
0.305%, 1/10/2012	108,250,000	108,250,000
0.329%, 4/24/2012	133,000,000	133,000,000
144A, 0.43%, 9/14/2012	75,000,000	75,000,000
Svenska Handelsbanken AB:
144A, 0.345%, 11/9/2011	19,000,000	19,000,000
144A, 0.375%, 8/7/2012	80,000,000	80,000,000
Toronto-Dominion Bank, 0.245%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.26%, 10/12/2011	132,000,000	132,000,000
144A, 0.272%, 10/28/2011	46,000,000	46,000,786
0.28%, 11/21/2011	100,000,000	100,000,000
0.286%, 2/13/2012	49,000,000	49,000,000
0.316%, 5/9/2012	60,000,000	60,000,000
0.35%, 1/10/2012	85,000,000	85,000,000

Total Short-Term Notes (Cost $3,218,913,415)		3,218,913,415
Supranational 0.2%
Inter-American Development Bank, 0.043% **, 10/25/2011 (Cost $49,998,500)	50,000,000	49,998,500
Time Deposits 17.1%
Bank of Nova Scotia, 0.02%, 10/3/2011	456,000,000	456,000,000
Barclays Bank PLC, 0.06%, 10/3/2011	600,000,000	600,000,000
Citibank NA:
0.07%, 10/3/2011	51,150,168	51,150,168
0.1%, 10/5/2011	176,000,000	176,000,000
DnB NOR Bank ASA, 0.01%, 10/3/2011	500,000,000	500,000,000
JPMorgan Chase Bank NA, 0.01%, 10/3/2011	2,386,803	2,386,803
KBC Bank NV, 0.05%, 10/3/2011	1,050,000,000	1,050,000,000
National Australia Bank Ltd., 0.01%, 10/3/2011	250,000,000	250,000,000
Svenska Handelsbanken AB, 0.01%, 10/3/2011	700,000,000	700,000,000

Total Time Deposits (Cost $3,785,536,971)		3,785,536,971
Municipal Bonds and Notes 26.3%
Alameda County, CA, Industrial Development Authority, BEMA Electronic Manufacturing Project, Series A, AMT, 0.26% ***, 4/1/2034, LOC: Comerica Bank	3,200,000	3,200,000
Allegheny County, PA, Industrial Development Authority, UPMC Children's Hospital, Series A, 0.17% ***, 10/1/2032, LOC: Bank of America NA	20,460,000	20,460,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.16% ***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,490,000	22,490,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.15% ***, 6/1/2036, LOC: JPMorgan Chase Bank	12,600,000	12,600,000
Appling County, GA, Development Authority, State Power Co., Plot Hatch Project, 0.25% ***, 9/1/2041	11,500,000	11,500,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.11% ***, 1/1/2035, LOC: Scotiabank	13,460,000	13,460,000
Arizona, Health Facilities Authority Revenue, Catholic West:
Series A, 0.13% ***, 7/1/2035, LOC: JPMorgan Chase Bank	10,300,000	10,300,000
Series B, 0.17% ***, 7/1/2035, LOC: Bank of America NA	19,000,000	19,000,000
Arizona, Salt River Pima-Maricopa Indian Community, 0.26% ***, 10/1/2026, LOC: Bank of America NA	10,965,000	10,965,000
Arizona, State Health Facilities Authority, Catholic Healthcare West, Series B, 0.13% ***, 7/1/2035, LOC: JPMorgan Chase Bank	17,680,000	17,680,000
Austin, TX, Water & Wastewater Systems Revenue, 0.13% ***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	27,000,000	27,000,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.29% ***, 3/1/2041, LIQ: JPMorgan Chase Bank	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.3% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.3% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.28% ***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.3% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.28% ***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
BlackRock MuniYield Quality Fund III, Inc., 144A, AMT, 0.3% ***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
BlackRock MuniYield Quality Fund, Inc., Series W-7-1766, 144A, AMT, 0.31% ***, 10/1/2041, LIQ: Morgan Stanley Bank	57,000,000	57,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.15% ***, 6/1/2030, LOC: Branch Banking & Trust	45,400,000	45,400,000
Series E-5-B, 0.15% ***, 6/1/2042, LOC: Branch Banking & Trust	22,600,000	22,600,000
Broward County, FL, Educational Facilities Authority, Nova Southeastern University, Series C, 0.17% ***, 4/1/2024, LOC: Bank of America NA	16,730,000	16,730,000
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.23% ***, 7/1/2039, LOC: Bank of America NA	19,995,000	19,995,000
Calhoun County, TX, Navigation Industrial Development Authority, Formosa Plastics Corp. Project, Series C, 144A, AMT, 0.19% ***, 9/1/2031, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Calhoun, TX, Port Authority, Environmental Facilities Revenue, Formosa Plastics Corp. Project, Series B, 144A, AMT, 0.19% ***, 9/1/2041, LOC: Sumitomo Mitsui Banking	21,300,000	21,300,000
California, Bay Area Toll Authority, Toll Bridge Revenue, Series D-2, 0.08% ***, 4/1/2047, LOC: JPMorgan Chase Bank	39,200,000	39,200,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.15% ***, 2/1/2040, LOC: Fannie Mae, Freddie Mac	29,325,000	29,325,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 0.15% ***, 2/1/2033, LOC: Fannie Mae, Freddie Mac	13,295,000	13,295,000
Series C, AMT, 0.15% ***, 8/1/2037, LOC: Fannie Mae, Freddie Mac	15,300,000	15,300,000
Series III-D, AMT, 0.15% ***, 2/1/2038, LOC: Fannie Mae, Freddie Mac	16,800,000	16,800,000
Series A, AMT, 0.15% ***, 2/1/2041, LOC: Fannie Mae, Freddie Mac	20,010,000	20,010,000
California, Puttable Floating Option Taxable Notes, Series TN-027, 144A, 0.49% ***, 8/1/2049, LIQ: Bank of America NA (b)	16,000,000	16,000,000
California, State General Obligation:
Series A-1-2, 144A, 0.1% ***, 5/1/2040, LOC: Royal Bank of Canada	15,950,000	15,950,000
Series B-1, 0.16% ***, 5/1/2040, LOC: Bank of America NA	20,000,000	20,000,000
California, State Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.31% ***, 1/1/2020, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	2,465,000	2,465,000
California, Statewide Communities Development Authority Revenue, John Muir Health, Series B, 0.15% ***, 8/15/2036, LOC: Bank of America NA	36,800,000	36,800,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.14% ***, 9/1/2030, LOC: U.S. Bank NA	35,560,000	35,560,000
California, Statewide Communities Development Authority, Multi-Family Housing Crossings Madera, Series B, AMT, 0.18% ***, 1/1/2038, LOC: Citibank NA	2,970,000	2,970,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.15% ***, 11/15/2037, LIQ: Fannie Mae	29,320,000	29,320,000
California, The Olympic Club Revenue, 0.53% ***, 9/30/2032, LOC: Bank of America NA (b)	52,100,000	52,100,000
California, Wells Fargo Stage Trust:
Series 16C, 144A, 0.16% ***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.16% ***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,275,000	28,275,000
Series 25C, 144A, 0.16% ***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Series 31C, 144A, AMT, 0.43% ***, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	3,500,000	3,500,000
Channahon, IL, Morris Hospital Revenue, 0.17% ***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Charlotte, NC, Certificates of Participation, Series D, 0.35% ***, 6/1/2035, LOC: Bank of America NA (b)	19,600,000	19,600,000
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 0.4% ***, 1/1/2028, LOC: Bank of America NA (b)	99,000,000	99,000,000
Chicago, IL, Midway Airport Revenue, Second Lien, Series A-1, 0.19% ***, 1/1/2021, LOC: Bank of Montreal (b)	22,000,000	22,000,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.16% ***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.13% ***, 1/1/2024, LOC: PNC Bank NA	10,300,000	10,300,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.15% ***, 1/1/2037, LOC: JPMorgan Chase Bank	18,125,000	18,125,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.12% ***, 12/1/2033, LOC: Bank of America NA	18,000,000	18,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.12% ***, 6/1/2038, LOC: U.S. Bank NA	16,610,000	16,610,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement, Series A, 0.14% ***, 12/1/2029, LOC: LaSalle Bank NA	12,900,000	12,900,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.14% ***, 6/1/2038, LOC: JPMorgan Chase Bank	14,000,000	14,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-2, 0.17% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (b)	25,280,000	25,280,000
"I", Series B-1, 0.18% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (b)	33,525,000	33,525,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.16% ***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, 0.19% ***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Colorado, State Educational & Cultural Facilities Authority, Linfield Christian School Project, 0.14% ***, 5/1/2030, LOC: Evangelical Christian Credit Union	16,000,000	16,000,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.17% ***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Colorado Springs, CO, Utilities Revenue, Series C, 0.16% ***, 11/1/2040, SPA: JPMorgan Chase Bank	29,750,000	29,750,000
County of Carroll, KY, Environmental Facilities Revenue, Utilities Company Project, Series A, AMT, 0.18% ***, 2/1/2032, LOC: Sumitomo Mitsui Banking	27,800,000	27,800,000
Covina, CA, Redevelopment Agency, Multi-Family Housing, ShadowHills Apartments, Inc., Series A, 0.13% ***, 12/1/2015, LIQ: Fannie Mae	12,825,000	12,825,000
District of Columbia, George Washington University Revenue, Series B, 0.16% ***, 9/15/2029, LOC: Bank of America NA	14,900,000	14,900,000
District of Columbia, University Revenue, Wells Fargo Stage Trust, Series 57C, 144A, 0.17% ***, 4/1/2034, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,995,000	24,995,000
Eclipse Funding Trust, Solar Eclipse, Springfield ILL Electric Revenue, Series 2006-0007, 144A, 0.15% ***, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	22,545,000	22,545,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.16% ***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Florida, Sunshine State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.13% ***, 9/1/2032, LOC: JPMorgan Chase Bank	28,500,000	28,500,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.16% ***, 8/1/2040, SPA: Royal Bank of Canada	82,300,000	82,300,000
Georgia, Metropolitan Rapid Transportation Authority, Sales Tax Revenue, Series A, 144A, 0.13% ***, 7/1/2025, LOC: JPMorgan Chase Bank	10,600,000	10,600,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series C-4, 0.11% ***, 9/1/2036	18,600,000	18,600,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.16% ***, 10/1/2036, LOC: Branch Banking & Trust	10,240,000	10,240,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Hospital Systems, Series D-3, 0.15% ***, 6/1/2029, LOC: Bank of America NA	30,000,000	30,000,000
Hawaii, Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-2, 0.12% ***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.16% ***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hayward, CA, Multi-Family Housing Revenue, Shorewood Bay Waterford Inc., Series A, 0.14% ***, 7/15/2014, LIQ: Fannie Mae	20,220,000	20,220,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Hospital, Series D, 0.14% ***, 11/15/2037, LOC: Bank of America NA	31,410,000	31,410,000
Houston, TX, Airport Systems Revenue, 0.13% ***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.16% ***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.21% ***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank (b)	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.15% ***, 12/1/2028, INS: AGMC, LOC: Wells Fargo Bank NA	15,495,000	15,495,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.13% ***, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, Finance Authority Revenue:
Series A, 0.17% ***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank	12,085,000	12,085,000
Series 15C, 144A, 0.17% ***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Illinois, Puttable Floating Option Taxable Notes, Series TN-026,144A, 0.49% ***, 11/15/2034, LIQ: Bank of America NA (b)	13,500,000	13,500,000
Illinois, State Educational Facilities Authority, Series R-12258, 144A, 0.15% ***, 1/1/2013, SPA: Citibank NA	9,900,000	9,900,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.14% ***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, State Finance Authority Revenue, Provena Health, Series C, 144A, 0.13% ***, 5/1/2045, LOC: JPMorgan Chase Bank	7,300,000	7,300,000
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, 0.12% ***, 8/1/2043, LOC: Bank of America NA	12,325,000	12,325,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.16% ***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	45,100,000	45,100,000
Illinois, State Toll Highway Authority, Senior Priority, Series A-2A, 0.15% ***, 7/1/2030, LOC: Bank of Tokyo-Mitsubishi UFJ	13,990,000	13,990,000
Illinois, Wells Fargo State Trust:
Series 47C, 144A, 0.17% ***, 12/1/2024, INS: AGMC, LIQ: Wells Fargo Bank NA	33,185,000	33,185,000
Series 50C, 144A, 0.17% ***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Indiana, State Finance Authority Hospital Revenue, Indiana University Health:
Series D, 0.11% ***, 3/1/2033, LOC: Northern Trust Co.	6,525,000	6,525,000
Series A, 0.13% ***, 3/1/2033, LOC: Northern Trust Co.	16,550,000	16,550,000
Series K, 0.17% ***, 3/1/2033, LOC: JPMorgan Chase Bank (b)	31,700,000	31,700,000
Series J, 0.18% ***, 3/1/2033, LOC: JPMorgan Chase Bank (b)	15,625,000	15,625,000
Indiana, State Municipal Power Agency, Series A, 0.15% ***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.17% ***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,785,000	16,785,000
Iowa, State Finance Authority, Series C, AMT, 0.18% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	5,700,000	5,700,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.19% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	9,200,000	9,200,000
Jacksonville, FL, Electronic Systems Revenue, TECP, 0.16%, 10/6/2011	32,000,000	32,000,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B-3, 0.23% ***, 7/1/2033, LOC: Mizuho Corporate Bank (b)	10,350,000	10,350,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.1% ***, 9/1/2023, SPA: JPMorgan Chase Bank	14,500,000	14,500,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.18% ***, 8/1/2038, LOC: Bank of America NA	36,070,000	36,070,000
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series E, 0.15% ***, 4/15/2034, LOC: Sumitomo Mitsui Banking	34,300,000	34,300,000
Long Island, NY, Power Authority, Series 3A, 0.14% ***, 5/1/2033, LOC: JPMorgan Chase Bank & Landesbank Baden-Wurttemberg	15,000,000	15,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.16% ***, 12/1/2032, LIQ: Freddie Mac	12,800,000	12,800,000
Louisiana, East Baton Rouge Parish Industrial Development Board, Inc. Revenue, ExxonMobil Project, Gulf Opportunity Zone, Series A, 0.08% ***, 8/1/2035	18,100,000	18,100,000
Louisiana, State Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.14% ***, 10/1/2033, LOC: JPMorgan Chase Bank	54,535,000	54,535,000
Louisiana, Wells Fargo State Trust, Series 11C, 144A, 0.17% ***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,325,000	17,325,000
Maine, State Housing Authority Mortgage Revenue, Series B-3, AMT, 0.19% ***, 11/15/2038, SPA: State Street Bank & Trust Co.	3,310,000	3,310,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.31% ***, 11/15/2042, SPA: KBC Bank NV	10,000,000	10,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.15% ***, 9/15/2035, LIQ: Fannie Mae	10,885,000	10,885,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.18% ***, 7/1/2043, LOC: Bank of America NA	29,900,000	29,900,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 0.23% ***, 1/1/2029, LOC: Bank of America NA	44,258,000	44,258,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.14% ***, 1/1/2043, LOC: Branch Banking & Trust	17,605,000	17,605,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A-3, 0.17% ***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols School, 0.16% ***, 6/1/2036, LOC: JPMorgan Chase Bank	6,600,000	6,600,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.17% ***, 3/1/2039, LOC: TD Bank NA (b)	5,225,000	5,225,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.17% ***, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.14% ***, 9/1/2041, LOC: TD Bank NA	13,115,000	13,115,000
Massachusetts, State General Obligation:
Series A, 0.12% ***, 9/1/2016, SPA: JPMorgan Chase Bank	27,385,000	27,385,000
Series A, 0.14% ***, 3/1/2026, SPA: Wells Fargo Bank NA	12,000,000	12,000,000
Series B, 0.2% ***, 8/1/2015, SPA: Landesbank Hessen-Thuringen	33,000,000	33,000,000
Series B, 0.22% ***, 3/1/2026, SPA: Bank of America NA	16,500,000	16,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.23% ***, 10/1/2034, LOC: Bank of America NA (b)	13,410,000	13,410,000
Massachusetts, State Water Resources Authority:
Series C-2, 0.12% ***, 11/1/2026, SPA: Barclays Bank PLC	20,800,000	20,800,000
Series A-2, 0.12% ***, 8/1/2037, SPA: TD Bank NA	25,000,000	25,000,000
Series A-1, 0.14% ***, 8/1/2037, SPA: JPMorgan Chase Bank	20,000,000	20,000,000
Series C-1, 0.15% ***, 11/1/2026, SPA: Bank of America NA	20,900,000	20,900,000
Michigan, Finance Authority, School Loan:
Series B, 0.19% ***, 9/1/2050, LOC: PNC Bank NA (b)	25,000,000	25,000,000
Series C, 0.19% ***, 9/1/2050, LOC: Bank of Montreal (b)	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.16% ***, 4/1/2032, LOC: PNC Bank NA	17,430,000	17,430,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.22% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, Series L-25, 144A, AMT, 0.22% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.17% ***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, State Housing Finance Agency, Residential Housing, Series I, AMT, 0.18% ***, 1/1/2036, SPA: Lloyds TSB Bank PLC	28,960,000	28,960,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18% ***, 12/1/2043, LOC: U.S. Bank NA (b)	11,500,000	11,500,000
Mississippi, State Business Finance Corp., Gulf Opportunity Zone Revenue, Tindall Corp. Project, 0.15% ***, 4/1/2028, LOC: Wells Fargo Bank NA	9,155,000	9,155,000
Mississippi, State Development Bank Special Obligation, Series B, 0.36% ***, 10/1/2031, LOC: Bank of America NA (b)	15,000,000	15,000,000
Missouri, State Health & Educational Facilities Authority, Ascension Health, Series C-3, 0.13% ***, 11/15/2039	14,000,000	14,000,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13% ***, 1/1/2036, LOC: JPMorgan Chase Bank	27,530,000	27,530,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.33% ***, 11/1/2027, LOC: Bank of America NA	30,790,000	30,790,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.19% ***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.08% ***, 10/1/2030	20,550,000	20,550,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.15% ***, 10/15/2032, LIQ: Fannie Mae	11,815,000	11,815,000
Nevada, Housing Division, Single Family Mortgage Revenue, Series A, AMT, 0.2% ***, 10/1/2039, SPA: JPMorgan Chase Bank	14,700,000	14,700,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Compensation Program, Series A-1, 144A, 0.11% ***, 7/1/2031, LOC: JPMorgan Chase Bank	10,500,000	10,500,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.19% ***, 4/1/2034, LOC: Royal Bank of Canada	21,300,000	21,300,000
New Mexico, Puttable Floating Option Tax Exempt Receipt, Series 724, 144A, 0.22% ***, 12/15/2026, INS: NATL, LIQ: Bank of America NA	16,000,000	16,000,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.17% ***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.12% ***, 11/1/2031, LOC: Morgan Stanley Bank	19,000,000	19,000,000
New York, State Dormitory Authority Revenues, FFT Senior Communities, Inc., Series B, 0.22% ***, 7/1/2029, LOC: KBC Bank NV	7,695,000	7,695,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.16% ***, 7/1/2037, LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.16% ***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-2, 144A, 0.12% ***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series A-3, 144A, 0.12% ***, 5/1/2039, LOC: Mizuho Corporate Bank	14,200,000	14,200,000
Series A-1, 144A, 0.13% ***, 5/1/2039, LOC: Mizuho Corporate Bank	22,800,000	22,800,000
Series C-3, 144A, AMT, 0.13% ***, 11/1/2039, LOC: Mizuho Corporate Bank	27,000,000	27,000,000
Series C-1, 144A, AMT, 0.15% ***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
New York, State Environmental Facilities Corp., Clean Water & Drinking, Series R-12273, 144A, 0.16% ***, 11/15/2011, SPA: Citibank NA	13,010,000	13,010,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.15% ***, 5/15/2037, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.43% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (b)	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.15% ***, 5/15/2033, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.12% ***, 11/1/2044, LOC: Wells Fargo Bank NA	23,000,000	23,000,000
New York, Wells Fargo Stage Trust:
Series 11C, 144A, 0.17% ***, 11/15/2037, LIQ: Wells Fargo Bank NA	15,110,000	15,110,000
Series 47C, 144A, 0.17% ***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York City, NY, Health & Hospital Corp., Health Systems, Series E, 144A, 0.13% ***, 2/15/2026, LOC: JPMorgan Chase Bank	4,460,000	4,460,000
New York City, NY, Municipal Water Finance Authority, Series F-2, 0.11% ***, 6/15/2033, SPA: JPMorgan Chase Bank	10,650,000	10,650,000
New York City, NY, Municipal Water Finance Authority, Second Generation Resolution, Series AA-1, 0.15% ***, 6/15/2032	27,000,000	27,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.1% ***, 6/15/2044, SPA: Mizuho Corporate Bank	45,000,000	45,000,000
Series A-2, 0.1% ***, 6/15/2044, SPA: Mizuho Corporate Bank	47,500,000	47,500,000
Series TR-T30001-I, 144A, 0.29% ***, 6/15/2044 (b)	8,000,000	8,000,000
New York City, NY, Trust for Cultural Resources, Lincoln Center, Series A-1, 0.15% ***, 12/1/2035, LOC: Bank of America NA	13,200,000	13,200,000
New York, NY, General Obligation:
Series C-3B, 0.12% ***, 8/1/2020, LIQ: Lloyds TSB Bank PLC	27,000,000	27,000,000
Series C4, 0.13% ***, 8/1/2020, LOC: Bank of Tokyo-Mitsubishi UFJ	41,500,000	41,500,000
Series A-4, 0.16% ***, 8/1/2038, LOC: KBC Bank NV	35,500,000	35,500,000
Series I-3, 0.21% ***, 4/1/2036, LOC: Bank of America NA	14,800,000	14,800,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.15% ***, 12/1/2031, LOC: Branch Banking & Trust	12,575,000	12,575,000
North Carolina, State Capital Facilities Finance Agency Revenue, ELON University:
0.19% ***, 1/1/2035, LOC: Bank of America NA	19,935,000	19,935,000
0.19% ***, 1/1/2036, LOC: Bank of America NA	16,170,000	16,170,000
Nuveen Arizona Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.24% ***, 8/1/2014, LIQ: Citibank NA (b)	27,900,000	27,900,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.24% ***, 8/1/2014, LIQ: Citibank NA (b)	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.31% ***, 5/5/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.19% ***, 3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series M, AMT, 0.19% ***, 9/1/2036, SPA: Citibank NA	32,000,000	32,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.17% ***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.16% ***, 1/1/2042, LOC: KBC Bank NV	30,995,000	30,995,000
Oklahoma, State Turnpike Authority Revenue:
Series B, 0.14% ***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Series D, 0.14% ***, 1/1/2028, SPA: Royal Bank of Canada	24,060,000	24,060,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.17% ***, 9/1/2037, LIQ: Wells Fargo Bank NA	12,215,000	12,215,000
Orange County, FL, Health Facilities Authority, Adventist Health Systems/Sunbelt, 0.12% ***, 11/15/2026	20,200,000	20,200,000
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	100,000,000	100,162,632
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-12, 144A, 0.16% ***, 1/5/2012, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	5,000,000	5,000,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.13% ***, 6/15/2025, LOC: TD Bank NA	14,765,000	14,765,000
Philadelphia, PA, Gas Works Revenue, Series D, 0.15% ***, 8/1/2031, LOC: Bank of America NA	25,000,000	25,000,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.14% ***, 5/1/2036, LOC: U.S. Bank NA	10,595,000	10,595,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.21% ***, 5/1/2037, LOC: Bank of America NA	5,385,000	5,385,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.21% ***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Francisco, CA, City & County Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 0.16% ***, 12/1/2033, LOC: Citibank NA	1,425,000	1,425,000
San Jose, CA, Financing Authority, Series E2, 0.16% ***, 6/1/2025, LOC: U.S. Bank NA (b)	12,455,000	12,455,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.18% ***, 6/1/2025, LOC: U.S. Bank NA (b)	40,985,000	40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.18% ***, 6/1/2025, LOC: Bank of America NA (b)	12,460,000	12,460,000
Santa Clara, CA, Electric Revenue, Series B, 0.16% ***, 7/1/2027, LOC: Bank America NA	12,000,000	12,000,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.23% ***, 7/1/2037, LOC: Bank of America NA	26,055,000	26,055,000
Southern California, Metropolitan Water District, State Authorization, Series B, 0.16% ***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	18,900,000	18,900,000
St. James Parish, LA, Nustar Logistics, Series A, 0.16% ***, 10/1/2040, LOC: JPMorgan Chase Bank	12,500,000	12,500,000
Stafford County, VA, Staunton Industrial Development Authority Revenue, Series B-1, 0.26% ***, 8/1/2028, LOC: Bank of America NA	21,505,000	21,505,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp. Project, Series A, 144A, 0.13% ***, 7/1/2015, LOC: Barclays Bank PLC	12,550,000	12,550,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health:
Series C-3, 0.21% ***, 7/1/2047, LOC: Bank of America NA	33,500,000	33,500,000
Series C-4, 0.21% ***, 7/1/2047, LOC: Bank of America NA	26,800,000	26,800,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.16% ***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	24,570,000	24,570,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.18% ***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.22% ***, 12/1/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	52,995,000	52,995,000
Texas, State General Obligation:
Series E, 0.18% ***, 12/1/2026, SPA: JPMorgan Chase Bank (b)	19,000,000	19,000,000
Series E, 0.19% ***, 6/1/2032, LOC: Sumitomo Mitsui Banking (b)	24,725,000	24,725,000
Series D, 0.21% ***, 12/1/2030, LOC: Lloyds TSB Bank PLC (b)	16,480,000	16,480,000
Texas, State Veterans Housing Assistance Fund II:
Series C, 0.18% ***, 6/1/2031, SPA: JPMorgan Chase & Co. (b)	11,480,000	11,480,000
Series A, 144A, AMT, 0.23% ***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	12,515,000	12,515,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	95,000,000	95,000,000
Series 3946, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	90,000,000	90,000,000
Series 3953, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	175,000,000	175,000,000
Series 3964, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	180,000,000	180,000,000
Texas, University of Houston Revenues, Consolidated Systems, 0.13% ***, 2/15/2024	8,860,000	8,860,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.17% ***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.15% ***, 7/1/2037, LOC: Bank of Scotland	21,340,000	21,340,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.17% ***, 9/1/2040, LIQ: Wells Fargo Bank NA	18,715,000	18,715,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.2% ***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
Union County, NC, Enterprise Systems Revenue, 0.19% ***, 6/1/2034, LOC: Bank of America NA	13,700,000	13,700,000
University of California, Regents Medical Center, Pooled Revenue, Series B-1, 0.14% ***, 5/15/2032, SPA: Wells Fargo Bank NA	17,415,000	17,415,000
University of Connecticut, Series R-11921, 144A, 0.16% ***, 2/15/2018, LIQ: Citibank NA	2,395,000	2,395,000
University of Illinois, Health Services Facilities Systems, 0.15% ***, 10/1/2026, LOC: JPMorgan Chase Bank	7,300,000	7,300,000
University of New Mexico, Systems Improvement Revenues, 0.16% ***, 6/1/2026, SPA: JPMorgan Chase Bank	33,625,000	33,625,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.14% ***, 12/1/2030, LOC: TD Bank NA	7,070,000	7,070,000
Vermont, State Student Assistance Corp., Education Loan Revenue, Series C-2, 144A, AMT, 0.17% ***, 12/15/2040, LOC: Lloyds Bank	31,495,000	31,495,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.19% ***, 10/15/2042, LOC: JPMorgan Chase Bank	6,140,000	6,140,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.21% ***, 7/1/2030, LOC: JPMorgan Chase Bank	20,000,000	20,000,000
Washington, State Health Care Facilities Authority, Swedish Health Services:
Series B, 0.14% ***, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Series C, 0.14% ***, 11/15/2046, LOC: Citibank NA	14,000,000	14,000,000
Washington, State Housing Finance Commission, Emerald Heights Project, 0.25% ***, 7/1/2033, LOC: Bank of America NA	16,375,000	16,375,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.19% ***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.17% ***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,370,000	10,370,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series F, 0.15% ***, 12/1/2033, LOC: JPMorgan Chase Bank	37,320,000	37,320,000
Series E2, AMT, 0.16% ***, 12/1/2028, LOC: PNC Bank NA	16,000,000	16,000,000
Series E1, AMT, 0.17% ***, 12/1/2028, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18% ***, 3/1/2033, LOC: Fannie Mae, Freddie Mac (b)	13,905,000	13,905,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.12% ***, 6/1/2039, LOC: U.S. Bank NA	23,000,000	23,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.12% ***, 8/15/2028, LOC: BMO Harris Bank NA	9,095,000	9,095,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.18% ***, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.14% ***, 12/1/2043, LOC: Royal Bank of Canada	35,700,000	35,700,000

Total Municipal Bonds and Notes (Cost $5,834,465,632)		5,834,465,632
Repurchase Agreements 0.9%
Barclays Capital PLC, 0.05%, dated 9/26/2011, to be repurchased at $200,002,500 on 10/5/2011 (c) (Cost $200,000,000)	200,000,000	200,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $21,985,429,297) †	99.1	21,985,429,297
Other Assets and Liabilities, Net	0.9	198,322,180

Net Assets	100.0	22,183,751,477

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2011.

†	The cost for federal income tax purposes was $21,985,429,297.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Taxable issue.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,458,800	U.S. Treasury Bond	4.5	2/15/2036	70,252,585
14,396,800	U.S. Treasury Note	2.625	8/15/2020	15,374,342
202,189,687	U.S. Treasury STRIPS	Zero Coupon	8/15/2024-5/15/2035	119,126,094
Total Collateral Value				204,753,021

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$21,785,429,297	$—	$21,785,429,297
Repurchase Agreements	—	200,000,000	—	200,000,000
Total	$—	$21,985,429,297	$—	$21,985,429,297

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011